Non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Non-current liabilities.
Borrowings

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Innovation credit	5,164	4,899
Convertible loans	1,871	662
Accrued interest	2,351	1,683
Total borrowings	9,386	7,244
Current portion	—	(1,960)
	9,386	5,284